EMPLOYEE POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Schedule of Contributions for Defined Benefit Plans
Total cash contributions by the Company for employee post-retirement benefits were as follows:

year ended December 31	2021	2020	2019
(millions of Canadian $)

DB Plans	105	124	122
Other post-retirement benefit plans	8	9	22
Savings and DC Plans	58	58	61
	171	191	205

Schedule of Change in Benefit Obligations, Change in Plan Assets, and Funded Status
The Company's funded status at December 31 was comprised of the following:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2021	2020	2021	2020

Change in Benefit Obligation[1]
Benefit obligation – beginning of year	4,326	4,058	457	427
Service cost	171	155	6	6
Interest cost	119	133	12	14
Employee contributions	6	6	1	—
Benefits paid	(372)	(249)	(21)	(21)
Actuarial (gain)/loss	(208)	242	(35)	36
Curtailment	(5)	—	3	—
Foreign exchange rate changes	(10)	(19)	(4)	(5)
Benefit obligation – end of year	4,027	4,326	419	457
Change in Plan Assets
Plan assets at fair value – beginning of year	4,038	3,693	441	406
Actual return on plan assets	376	485	5	56
Employer contributions[2]	105	124	8	9
Employee contributions	6	6	1	—
Benefits paid	(372)	(249)	(21)	(21)
Foreign exchange rate changes	(8)	(21)	(3)	(9)
Plan assets at fair value – end of year	4,145	4,038	431	441
Funded Status – Plan Surplus/(Deficit)	118	(288)	12	(16)
1The benefit obligation for the Company’s pension benefit plans represents the projected benefit obligation. The benefit obligation for the Company’s other post-retirement benefit plans represents the accumulated post-retirement benefit obligation.
2Excludes a $20 million letter of credit provided to the Canadian DB Plan for funding purposes (2020 – $13 million).

Schedule of Amounts Recognized in the Balance Sheet for its DB Plans and Other Post-Retirement Benefits Plans
The amounts recognized on the Company's Consolidated balance sheet for its DB Plans and other post-retirement benefits plans were as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2021	2020	2021	2020

Other long-term assets (Note 14)	119	29	193	178
Accounts payable and other	—	—	(8)	(8)
Other long-term liabilities (Note 17)	(1)	(317)	(173)	(186)
	118	(288)	12	(16)

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets
Included in the above benefit obligation and fair value of plan assets were the following amounts for plans that were not fully funded:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2021	2020	2021	2020

Projected benefit obligation[1]	(2,687)	(3,292)	(183)	(194)
Plan assets at fair value	2,686	2,975	—	—
Funded Status – Plan Deficit	(1)	(317)	(183)	(194)
1The projected benefit obligation for the pension benefit plans differs from the accumulated benefit obligation in that it includes an assumption with respect to future compensation levels.

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets for All DB Plans
The funded status based on the accumulated benefit obligation for all DB Plans was as follows:

at December 31	2021	2020
(millions of Canadian $)

Accumulated benefit obligation	(3,714)	(3,957)
Plan assets at fair value	4,145	4,038
Funded Status – Plan Surplus	431	81

Schedule of Weighted Average Asset Allocations and Target Allocations by Asset Category
The Company pension plans' weighted average asset allocations and target allocations by asset category were as follows:

at December 31	Percentage of Plan Assets		Target Allocations
	2021	2020	2021

Debt securities	34%	33%	25% to 45%
Equity securities	53%	57%	35% to 65%
Alternatives	13%	10%	10% to 20%
	100%	100%

Schedule of Allocation of Plan Assets, Employer and Related Party Securities
Debt and equity securities include the Company's debt and common shares as follows:

at December 31			Percentage of Plan Assets
(millions of Canadian $)	2021	2020	2021	2020

Debt securities	7	13	0.2%	0.3%
Equity securities	5	5	0.1%	0.1%

Schedule of Plan Assets for DB Plans and Other Post-Retirement Benefits Measured at Fair Value
The following table presents plan assets for DB Plans and other post-retirement benefits measured at fair value, which have been categorized into the three categories based on a fair value hierarchy. For additional information on the fair value hierarchy, refer to Note 26, Risk management and financial instruments.

at December 31	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total		Percentage of Total Portfolio
(millions of Canadian $)	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020

Asset Category
Cash and Cash Equivalents	68	87	2	—	—	—	70	87	2	2
Equity Securities:
Canadian	269	276	148	177	—	—	417	453	9	10
U.S.	649	594	164	211	—	—	813	805	18	18
International	126	114	354	380	—	—	480	494	10	11
Global	111	116	313	368	—	—	424	484	9	11
Emerging	25	35	120	125	—	—	145	160	3	4
Fixed Income Securities:
Canadian Bonds:
Federal	—	—	226	207	—	—	226	207	5	5
Provincial	—	—	331	283	—	—	331	283	7	6
Municipal	—	—	16	13	—	—	16	13	—	—
Corporate	—	—	147	151	—	—	147	151	4	3
U.S. Bonds:
Federal	433	444	15	14	—	—	448	458	10	10
Municipal	—	—	1	2	—	—	1	2	—	—
Corporate	67	72	143	143	—	—	210	215	5	5
International:
Government	6	8	7	6	—	—	13	14	—	—
Corporate	—	—	73	48	—	—	73	48	2	1
Mortgage backed	42	47	5	4	—	—	47	51	1	1
Other Investments:
Real estate	—	—	—	—	283	213	283	213	6	5
Infrastructure	—	—	—	—	281	203	281	203	6	5
Private equity funds	—	—	—	—	1	1	1	1	—	—
Derivatives	—	—	—	(8)	—	—	—	(8)	—	—
Funds held on deposit	150	145	—	—	—	—	150	145	3	3
	1,946	1,938	2,065	2,124	565	417	4,576	4,479	100	100

Schedule of the Net Change in the Level III Fair Value Category
The following table presents the net change in the Level III fair value category:

(millions of Canadian $, pre-tax)

Balance at December 31, 2019	379
Purchases and sales	42
Realized and unrealized losses	(4)
Balance at December 31, 2020	417
Purchases and sales	100
Realized and unrealized gains	48
Balance at December 31, 2021	565

Schedule of Estimated Future Benefit Payments
The following are estimated future benefit payments, which reflect expected future service:

(millions of Canadian $)	Pension Benefits	Other Post-Retirement Benefits

2022	208	25
2023	211	25
2024	216	24
2025	220	24
2026	224	24
2027 to 2031	1,171	114

Schedule of Weighted Average Assumptions Used in Calculating Benefit Obligation	The significant weighted average actuarial assumptions adopted in measuring the Company's benefit obligations were as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
	2021	2020	2021	2020

Discount rate	3.05%	2.70%	3.10%	2.75%
Rate of compensation increase	2.95%	2.60%	—	—

Schedule of Significant Weighted Average Actuarial Assumptions Adopted in Measuring Net Benefit Plan Costs
The significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs were as follows:

year ended December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
	2021	2020	2019	2021	2020	2019

Discount rate	2.70%	3.20%	3.90%	2.80%	3.35%	4.10%
Expected long-term rate of return on plan assets	6.15%	6.40%	6.60%	3.00%	3.50%	4.30%
Rate of compensation increase	2.60%	3.00%	3.00%	—	—	—

Schedule of Net Benefit Costs
The net benefit cost recognized for the Company’s pension benefit plans and other post-retirement benefit plans was as follows:

year ended December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
(millions of Canadian $)	2021	2020	2019	2021	2020	2019

Service cost[1]	171	155	126	6	6	5
Other components of net benefit cost[1]
Interest cost	119	133	142	12	14	17
Expected return on plan assets	(234)	(230)	(222)	(13)	(14)	(15)
Amortization of actuarial loss	23	21	12	2	2	2
Amortization of regulatory asset	27	25	14	2	2	2
Curtailment gain	(5)	—	—	—	—	—
Settlement gain – AOCI	(2)	—	—	—	—	—
	(72)	(51)	(54)	3	4	6
Net Benefit Cost Recognized	99	104	72	9	10	11
1    Service cost and other components of net benefit cost are included in Plant operating costs and other in the Consolidated statement of income.

Schedule of the Pre-Tax Amounts Recognized in AOCI
Pre-tax amounts recognized in AOCI were as follows:

at December 31	2021		2020		2019
	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Net loss	147	5	358	22	398	20

Schedule of the Pre-Tax Amounts Recognized in OCI
Pre-tax amounts recognized in OCI were as follows:

at December 31	2021		2020		2019
	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Amortization of net loss from AOCI to net income	(23)	(2)	(21)	(2)	(12)	(2)
Curtailment	—	3	—	—	—	—
Settlement	2	—	—	—	—	—
Funded status adjustment	(190)	(18)	(18)	3	52	(37)
	(211)	(17)	(39)	1	40	(39)